UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The beginning of 2018 was characterized by strong growth momentum both in the U.S. and abroad. Comprehensive tax reform and a deregulatory tone from the administration bolstered capital markets. Robust economic fundamentals were evident in many parts of the economy including a very tight labor market, near record business and consumer confidence, and strong PMI data. Corporate earnings were also extremely strong which led to equities breaking records and a material tightening of credit spreads. In turn, the Federal Reserve continued to remove accommodation by hiking the U.S. Federal Funds rate four additional times and maintaining a hawkish posture for 2019. That said, volatility was more elevated in 2018 and a risk-off tone overtook positive market sentiment, especially in the final months of the year. While there is not one clear explanation for such a reversal, deteriorating growth abroad, escalating trade/geopolitical tensions, midterm elections, and the markets’ ability to digest the rapid pace of Federal Reserve rate hikes are among the most plausible. As a result most asset classes gave up all of their gains for the year with the exception being some areas of U.S. domestic fixed income. The risk off tone has abated to begin 2019 as the Federal Reserve has become more dovish, but given growing late cycle dynamics a more defensive posture is warranted.
The Fund was positioned to be slightly short duration throughout the year relative to the Bloomberg Barclays U.S. Government / Mortgage Index. The Fund’s strategy incorporated expectations for the continuation of rate hikes by Federal Reserve, a strong U.S. economy and higher overall yields, albeit a flatter U.S. Treasury curve.
The Fund’s tactical underweight to U.S. Government Securities throughout the year was offset by an out-of-benchmark allocation to spread product across structured mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. This strategy was implemented with the expectation that spread product would generate excess return relative to U.S. Government Securities.
For the twelve month period ended December 31, 2018, the Great-West U.S. Government Securities Fund (Institutional Class shares) returned 0.92% relative to the Bloomberg Barclays U.S. Government/Mortgage Index, which returned 0.93%.
Within our mortgage-backed securities holdings, investing in specified pools with defined advantageous characteristics (“stories”) remains the core strategy of the Fund. These assets generally provide stability, liquidity and outperformance relative to the outstanding universe of pass-through pools against which the Fund performance is measured. Effectively managing and monitoring pool characteristics is critical to future performance. The Fund will continue to take advantage of relative value opportunities within the investable universe, and allocations away from the benchmark will be undertaken cautiously and monitored closely.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	0.92%	N/A	1.31%
Investor Class	0.47%	2.01%	2.83%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2018 (unaudited)
Rating	Percentage of Fund Investments
Aaa	97.00%
Aa2	1.02
Not Rated	1.65
Short Term Investments	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$1,019.60	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.28
Investor Class
Actual	$1,000.00	$1,017.40	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.59%
$ 36,933	Citicorp Residential Mortgage Trust(a) Series 2006-2 Class A6 5.41%, 09/25/2036	$ 37,930
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-2 Class A1
1,655,784	2.75%, 07/25/2059	1,624,153
	Series 2018-1 Class A1
1,119,746	3.25%, 05/25/2062	1,108,271
1,718,657	Sofi Consumer Loan Program LLC(b) Series 2017-1 Class A 3.28%, 01/26/2026	1,717,801
951,003	SoFi Consumer Loan Program Trust(b) Series 2018-4 Class A 3.54%, 11/26/2027	952,448
1,218,966	Sofi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	1,213,260
	Towd Point Mortgage Trust(b)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053(c)	4,966,820
	Series 2015-4 Class A1B
475,763	2.75%, 04/25/2055(c)	469,126
	Series 2015-5 Class A1B
434,835	2.75%, 05/25/2055(c)	428,255
	Series 2016-2 Class M1
3,300,000	3.00%, 08/25/2055(c)	3,110,797
	Series 2017-2 Class A1
1,207,593	2.75%, 04/25/2057(c)	1,180,909
	Series 2017-5 Class A1
913,371	2.92%, 02/25/2057(d) 1-mo. LIBOR + 0.60%	908,383
2,475,000	Trafigura Securitisation Finance PLC(b) Series 2018-1A Class A2 3.73%, 03/15/2022	2,487,655
		20,205,808
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(d) Series T-34 Class A1V 2.63%, 07/25/2031 1-mo. LIBOR + 0.12%	152,751
TOTAL ASSET-BACKED SECURITIES — 6.64% (Cost $20,535,727)		$ 20,358,559
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Utilities — 0.22%
$ 676,219	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	$ 692,659
TOTAL CORPORATE BONDS AND NOTES — 0.22% (Cost $702,597)		$ 692,659
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.02%
895,591	Citigroup Mortgage Loan Trust(b)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	887,802
2,267,513	MetLife Securitization Trust(b)(c) Series 2017-1A Class A 3.00%, 04/25/2055	2,230,679
		3,118,481
U.S. Government Agency — 81.04%
624,695	Federal Deposit Insurance Corp Trust(b) Series 2013-R1 Class A 1.15%, 03/25/2033	612,772
	Federal Home Loan Mortgage Corp
5,660	11.00%, 07/01/2020	5,689
16,395	11.00%, 08/01/2020	16,589
26,945	5.50%, 04/01/2022	27,630
288,528	4.50%, 04/01/2024	297,473
160,350	4.50%, 05/01/2024	165,009
177,228	4.50%, 12/01/2024	182,683
3,428	9.50%, 04/01/2025	3,708
204,125	4.00%, 03/01/2026	209,386
1,810,720	3.00%, 12/01/2026	1,817,246
556,009	2.50%, 01/01/2029	549,479
880,847	3.00%, 07/01/2029	884,107
1,000,149	3.50%, 02/01/2032	1,018,610
20,284	7.50%, 03/01/2032	20,306
89,432	5.50%, 08/01/2033	96,620
68,031	5.50%, 01/01/2034	73,556
883,158	4.00%, 05/01/2034	916,197
156,016	5.50%, 10/01/2034	167,134
472,200	5.00%, 09/01/2035	501,206
83,073	5.50%, 09/01/2035	89,812
347,204	5.00%, 12/01/2035	368,530
23,978	5.00%, 01/01/2036	25,442
303,748	6.00%, 01/01/2036	331,648
161,415	6.00%, 03/01/2036	176,251
140,821	6.00%, 07/01/2036	154,107
2,108,884	3.00%, 09/01/2036	2,086,156
30,827	5.50%, 05/01/2038	32,982
30,363	6.00%, 05/01/2038	33,122
101,290	5.00%, 06/01/2038	107,172
709,251	4.50%, 02/01/2040	742,843
952,974	5.00%, 03/01/2040	1,008,070

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 587,341	4.00%, 10/01/2040	$ 604,333
798,000	4.00%, 01/01/2041	821,084
435,572	4.00%, 02/01/2041	448,176
522,588	3.50%, 02/01/2042	526,597
555,521	4.00%, 03/01/2042	571,595
1,803,359	3.50%, 06/01/2042	1,817,201
1,087,700	3.00%, 11/01/2042	1,069,614
361,364	3.50%, 11/01/2042	364,139
1,939,498	3.00%, 04/01/2043	1,906,098
727,561	4.00%, 06/01/2043	749,061
1,541,733	3.00%, 07/01/2043	1,514,903
806,141	4.50%, 11/01/2043	836,700
2,012,252	4.00%, 05/01/2044	2,063,098
1,952,051	3.50%, 10/01/2045	1,959,180
876,426	3.00%, 10/01/2046	855,420
5,738,347	3.00%, 11/01/2046	5,600,852
3,624,331	3.00%, 12/01/2046	3,537,466
4,758,124	3.50%, 10/01/2047	4,759,475
10,707,746	3.50%, 11/01/2047	10,708,558
1,789,328	4.00%, 05/01/2048	1,824,724
4,725,872	4.00%, 09/01/2048	4,818,758
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K010 Class A2
4,250,000	4.33%, 10/25/2020(c)	4,346,202
	Series K056 Class A1
1,586,652	2.20%, 07/25/2025	1,532,702
	Series K072 Class A1
1,460,808	3.25%, 11/25/2027	1,466,859
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,513,997
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,877,954
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,731,473
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(c)	5,060,751
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	4,980,465
	Series KJ09 Class A1
1,341,280	2.02%, 04/25/2022	1,321,853
	Federal National Mortgage Association
36,173	5.00%, 06/01/2023	36,977
3,644	8.50%, 08/01/2024	3,897
727,846	4.00%, 01/01/2025	745,863
241,144	4.00%, 07/01/2025	246,862
255,956	4.00%, 09/01/2025	262,053
829,504	3.50%, 11/01/2025	839,794
200,784	4.00%, 12/01/2025	205,544
353,385	3.00%, 06/01/2027	354,603
1,522,536	3.00%, 08/01/2029	1,524,053
189,928	4.50%, 02/01/2030	197,359
200,860	4.50%, 03/01/2030	208,718
1,037,230	2.50%, 06/01/2030	1,023,376
929,475	3.00%, 10/01/2030	930,404
54,566	7.00%, 02/01/2031	59,009
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 73,469	7.00%, 09/01/2031	$ 84,308
182,242	6.50%, 12/01/2031	196,791
84,919	7.00%, 12/01/2031	90,838
334,154	6.50%, 01/01/2032	359,092
43,576	7.00%, 01/01/2032	43,930
171,573	6.50%, 02/01/2032	186,417
2,680,516	3.00%, 05/01/2032	2,669,569
445,082	3.00%, 08/01/2032	444,430
155,500	6.00%, 02/01/2033	159,542
204,806	6.00%, 03/01/2033	224,993
183,983	5.50%, 07/01/2033	197,683
343,462	5.00%, 09/01/2033	364,797
86,483	5.50%, 09/01/2033	92,605
249,148	5.50%, 11/01/2033	269,135
116,528	5.50%, 03/01/2034	125,575
85,134	5.50%, 10/01/2034	91,727
155,327	5.50%, 12/01/2034	167,414
289,775	5.50%, 02/01/2035	312,262
761,627	3.50%, 04/01/2035	771,800
20,886	5.00%, 08/01/2035	22,173
164,385	5.00%, 09/01/2035	174,614
381,474	5.00%, 10/01/2035	405,245
140,298	5.50%, 10/01/2035	151,207
269,070	6.00%, 12/01/2035	293,446
137,735	5.50%, 01/01/2036	148,352
161,214	6.00%, 01/01/2036	175,827
55,558	6.00%, 02/01/2036	60,626
59,230	6.00%, 03/01/2036	64,633
231,748	5.50%, 05/01/2036	248,918
79,094	6.00%, 05/01/2037	86,320
134,534	5.00%, 07/01/2037	142,888
319,336	5.50%, 03/01/2038	340,688
308,035	5.50%, 06/01/2038	331,502
181,674	4.50%, 02/01/2039	190,264
265,489	5.00%, 04/01/2039	280,423
641,908	4.50%, 05/01/2039	673,286
314,004	4.50%, 06/01/2039	328,956
751,378	4.50%, 08/01/2039	787,179
734,869	5.00%, 11/01/2039	781,999
347,692	5.00%, 12/01/2039	369,968
156,472	4.50%, 03/01/2040	163,972
421,047	5.00%, 06/01/2040	447,016
1,255,435	4.50%, 08/01/2040	1,315,615
180,905	4.50%, 09/01/2040	189,577
755,248	5.00%, 09/01/2040	801,900
416,261	4.50%, 11/01/2040	436,215
480,639	5.00%, 01/01/2041	510,241
415,064	4.50%, 02/01/2041	434,960
125,854	4.00%, 03/01/2041	129,431
2,391,700	4.50%, 03/01/2041	2,506,354
601,199	4.50%, 04/01/2041	630,019
574,893	4.00%, 09/01/2041	591,294
649,282	4.50%, 10/01/2041	680,409
1,870,891	3.50%, 12/01/2041	1,886,064
2,030,256	4.00%, 12/01/2041	2,088,296
1,174,493	4.00%, 07/01/2042	1,208,060
357,345	3.00%, 09/01/2042	352,009
1,139,913	3.50%, 09/01/2042	1,133,287

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 928,604	3.50%, 10/01/2042	$ 936,140
691,875	3.00%, 12/01/2042	680,980
2,020,367	3.00%, 03/01/2043	1,987,844
1,894,123	3.00%, 05/01/2043	1,863,888
1,259,696	3.00%, 07/01/2043	1,224,122
1,069,828	3.00%, 08/01/2043	1,052,412
744,770	3.00%, 09/01/2043	733,144
782,060	4.00%, 07/01/2045	798,605
1,193,785	3.50%, 08/01/2045	1,198,302
6,782,954	3.50%, 12/01/2045	6,807,116
6,358,167	3.50%, 01/01/2046	6,380,257
1,445,981	3.50%, 02/01/2046	1,451,004
2,215,366	3.50%, 03/01/2046	2,222,719
2,790,485	3.50%, 07/01/2046	2,799,027
1,012,375	3.50%, 09/01/2046	1,015,317
6,280,651	3.00%, 10/01/2046	6,140,731
2,643,245	3.00%, 11/01/2046	2,580,819
1,504,745	3.50%, 12/01/2046	1,508,418
1,704,732	4.00%, 03/01/2047	1,739,095
1,731,151	4.00%, 06/01/2047	1,765,869
2,641,325	4.50%, 06/01/2047	2,738,571
1,978,246	3.50%, 07/01/2047	1,980,627
2,855,152	4.00%, 07/01/2047	2,912,268
4,115,724	3.50%, 08/01/2047	4,121,348
6,034,573	4.00%, 08/01/2047	6,155,015
1,954,228	3.50%, 12/01/2047	1,954,971
2,132,493	3.50%, 08/01/2056	2,127,020
2,212,085	3.00%, 02/01/2057	2,137,873
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
2,255,559	3.00%, 06/25/2048	2,202,810
	Series 2018-43 Class JD
2,758,731	3.00%, 06/25/2048	2,708,610
	Series 2018-51 Class A
3,073,309	3.00%, 07/25/2048	3,033,918
	Government National Mortgage Association
4,434	8.00%, 11/20/2023	4,668
2,362	7.50%, 10/20/2028	2,563
2,070	7.50%, 12/20/2028	2,226
176,648	5.00%, 10/20/2033	189,178
144,822	5.00%, 02/20/2034	153,773
154,388	5.50%, 11/20/2034	164,865
127,843	5.50%, 04/20/2035	136,519
121,264	5.00%, 12/20/2035	128,739
78,584	5.50%, 05/20/2039	83,769
1,804,199	4.00%, 12/15/2040	1,860,420
998,975	4.00%, 01/15/2041	1,029,774
1,077,985	4.00%, 03/20/2041	1,113,620
327,168	4.00%, 05/20/2041	337,977
1,272,231	4.00%, 07/20/2041	1,314,213
811,550	4.00%, 09/15/2041	836,706
588,608	3.50%, 08/15/2042	595,374
2,473,157	3.50%, 08/20/2045	2,493,257
1,993,967	3.50%, 12/20/2045	2,008,495
1,318,943	3.00%, 01/20/2046	1,302,742
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,416,004	3.50%, 01/20/2046	$ 1,428,451
1,009,375	3.00%, 04/20/2046	995,260
1,465,538	3.50%, 04/20/2046	1,477,969
1,570,022	3.00%, 09/20/2046	1,547,816
611,594	3.00%, 10/20/2046	602,474
1,132,761	3.50%, 06/20/2047	1,140,599
2,125,748	4.00%, 09/20/2047	2,178,394
2,452,847	4.50%, 05/20/2048	2,540,098
10,297,382	4.50%, 09/20/2048	10,682,158
2,266,093	5.00%, 09/20/2048	2,335,986
	Series 2018-94 Class AC
3,204,075	3.50%, 07/20/2048	3,253,369
	Vendee Mortgage Trust
	Series 1993-3 Class 1
295,306	5.53%, 09/15/2023(c)	302,817
	Series 1996-3 Class 1Z
716,586	6.75%, 09/15/2026	764,753
	Series 2002-1 Class 1A
373,328	6.00%, 10/15/2031	403,767
	Series 2008-1 Class GD
975,481	5.25%, 01/15/2032	998,507
	Series 2011-2 Class V
1,265,321	3.75%, 02/15/2028	1,254,151
		248,589,763
TOTAL MORTGAGE-BACKED SECURITIES — 82.06% (Cost $256,516,446)		$251,708,244
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,469,118
500,000	5.75%, 06/12/2026	593,521
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.67% (Cost $2,045,902)		$ 2,062,639
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,500,000	1.50%, 01/31/2022	2,428,535
3,000,000	1.63%, 11/15/2022	2,904,361
1,000,000	2.75%, 04/30/2023	1,010,286
1,000,000	2.75%, 07/31/2023	1,010,647
2,000,000	2.75%, 02/28/2025	2,020,565
2,000,000	2.75%, 06/30/2025	2,020,739
2,000,000	2.88%, 07/31/2025	2,035,654
4,250,000	2.38%, 05/15/2027	4,164,139
1,000,000	4.75%, 02/15/2037	1,275,762
2,750,000	3.50%, 02/15/2039	3,012,022
1,250,000	3.13%, 02/15/2043	1,277,287
3,250,000	2.88%, 05/15/2043	3,178,372
1,900,000	2.50%, 02/15/2045	1,725,108
1,000,000	2.50%, 02/15/2046	904,501

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,000,000	3.00%, 02/15/2048	$ 996,387
TOTAL U.S. TREASURY BONDS AND NOTES — 9.77% (Cost $29,419,701)		$ 29,964,365
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.33%
1,000,000	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,164 with Daiwa Capital Markets America Inc, 2.95%, dated 12/31/18 to be repurchased at $1,000,164 on 1/2/19 collateralized by a U.S. Treasury security, 2.88%, 11/15/21, with a value of $1,020,029.	1,000,000
SHORT TERM INVESTMENTS — 0.33% (Cost $1,000,000)		$ 1,000,000
TOTAL INVESTMENTS — 99.69% (Cost $310,220,373)		$305,786,466
OTHER ASSETS & LIABILITIES, NET — 0.31%		$ 947,224
TOTAL NET ASSETS — 100.00%		$306,733,690
(a)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2018. Maturity date disclosed represents final maturity date.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)	$304,786,466
Repurchase agreements, fair value(b)	1,000,000
Cash	134,359
Interest receivable	1,034,128
Subscriptions receivable	492,645
Total Assets	307,447,598
LIABILITIES:
Payable for director fees	4,280
Payable for other accrued fees	42,927
Payable for shareholder services fees	37,253
Payable to investment adviser	70,916
Redemptions payable	558,532
Total Liabilities	713,908
NET ASSETS	$306,733,690
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,013,717
Paid-in capital in excess of par	312,266,529
Total distributable earnings	(8,546,556)
NET ASSETS	$306,733,690
NET ASSETS BY CLASS
Investor Class	$122,939,778
Institutional Class	$183,793,912
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	10,434,416
Institutional Class	19,702,755
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.78
Institutional Class	$9.33
(a) Cost of investments	$309,220,373
(b) Cost of repurchase agreements	$1,000,000
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$9,671,380
Income from securities lending	2,096
Total Income	9,673,476
EXPENSES:
Management fees	742,960
Shareholder services fees – Investor Class	433,775
Audit and tax fees	35,546
Custodian fees	28,101
Director's fees	18,081
Legal fees	2,762
Pricing fees	18,618
Registration fees	23,756
Shareholder report fees	3,449
Transfer agent fees	8,135
Other fees	589
Total Expenses	1,315,772
Less amount waived by investment adviser	74,129
Net Expenses	1,241,643
NET INVESTMENT INCOME	8,431,833
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,772,018)
Net change in unrealized depreciation on investments	(3,810,345)
Net Realized and Unrealized Loss	(6,582,363)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,849,470
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West U.S. Government Securities Fund	2018	2017
OPERATIONS:
Net investment income	$8,431,833	$8,721,778
Net realized loss	(2,772,018)	(487,208)
Net change in unrealized appreciation (depreciation)	(3,810,345)	1,111,715
Net Increase in Net Assets Resulting from Operations	1,849,470	9,346,285
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(21,346)	-
Institutional Class	(31,913)	-
From return of capital	(53,259)	0
From net investment income and net realized gains
Investor Class	(2,298,264)	(2,426,759) (a)
Institutional Class	(6,095,757)	(6,543,144) (b)
From net investment income and net realized gains	(8,394,021)	(8,969,903)
Total Distributions	(8,447,280)	(8,969,903)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	65,852,104	66,347,293
Institutional Class	38,094,376	64,118,376
Shares issued in reinvestment of distributions
Investor Class	2,319,610	2,426,759
Institutional Class	6,127,670	6,543,144
Shares redeemed
Investor Class	(85,210,711)	(134,119,290)
Institutional Class	(84,607,038)	(25,478,783)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(57,423,989)	(20,162,501)
Total Decrease in Net Assets	(64,021,799)	(19,786,119)
NET ASSETS:
Beginning of year	370,755,489	390,541,608
End of year(c)	$306,733,690	$370,755,489
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,636,695	5,564,874
Institutional Class	4,085,601	6,650,967
Shares issued in reinvestment of distributions
Investor Class	198,884	203,423
Institutional Class	660,255	681,710
Shares redeemed
Investor Class	(7,277,338)	(11,229,709)
Institutional Class	(9,026,486)	(2,641,520)
Net Decrease	(5,722,389)	(770,255)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $2,426,759 and net realized gains of $0. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $6,543,144 and net realized gains of $0. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $77,176. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (d)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (d)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (d)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
Institutional Class
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (d)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (d)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (e)	$10.00	0.17	(0.18)	(0.01)	(0.00) (d)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$122,940	0.64%	0.60%	2.39%	44% (h)
12/31/2017	$141,876	0.62%	0.60%	2.07%	83% (i)
12/31/2016	$205,403	0.60%	0.60%	1.90%	99% (j)
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	2.37%	38%
Institutional Class
12/31/2018	$183,794	0.26%	0.25%	2.75%	44% (h)
12/31/2017	$228,880	0.26%	0.25%	2.42%	83% (i)
12/31/2016	$185,138	0.25%	0.25%	2.27%	99% (j)
12/31/2015 (e)	$153,855	0.25% (k)	0.25% (k)	2.52% (k)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 43%.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 50%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 99%.
(k)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2018

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2018

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2018, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$8,394,021	$8,969,903
Return of capital	53,259	-
	$8,447,280	$8,969,903
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $53,259 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2018

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(3,552,061)
Post-October losses	(449,338)
Net unrealized depreciation	(4,545,157)
Tax composition of capital	$(8,546,556)
At December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2018, were as follows:
No Expiration	$(3,552,061)
Total	$(3,552,061)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(449,338)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$310,331,623
Gross unrealized appreciation on investments	1,771,225
Gross unrealized depreciation on investments	(6,316,382)
Net unrealized depreciation on investments	$(4,545,157)
Application of Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund adopted ASU No. 2017-08 for its fiscal year beginning January 1, 2019. The adoption of ASU No. 2017-08 did not have an impact on the Fund’s financial position or the results of its operations.
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.

Annual Report - December 31, 2018

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2018.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$1,000,000	$—	$(1,000,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$65,255	$74,129	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $32,259,139 and $37,142,043, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $109,915,958 and $158,712,548, respectively.

Annual Report - December 31, 2018

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2018.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Securities Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019